UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22126

Name of Fund: BlackRock Defined Opportunity Credit Trust (BHL)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Defined Opportunity Credit Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 03/01/2008 - 05/31/2008

Item 1 - Schedule of Investments

BlackRock Defined Opportunity Credit Trust
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                  Par
Industry                     Floating Rate Loan Interests                                                       (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.8%   Avio Holding SpA Term Loan B, 6.843%, 9/25/14                                $       500  $    463,572
                             Avio Holding SpA Term Loan C, 7.468%, 9/25/15                                        500       463,572
                             Hawker Beechcraft Acquisition Co. LLC Letter of Credit,
                             4.696%, 3/31/14                                                                      162       151,825
                             Hawker Beechcraft Acquisition Co. LLC Term Loan B, 4.696%, 3/31/14                 2,783     2,605,315
                                                                                                                       ------------
                                                                                                                          3,684,284
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 3.7%       Allison Transmission Term Loan B, 5.34% - 5.74%, 8/07/14                           2,246     2,057,065
                             Dana Corp. Term Loan B, 6.75%, 1/31/15                                             2,494     2,354,257
                             Delphi Automotive Systems Term Loan, 8.50%, 12/31/08                                 454       445,504
                                                                                                                       ------------
                                                                                                                          4,856,826
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.7%           Ford Motor Term Loan B, 5.80%, 12/15/13                                            1,000       861,458
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.7%         Talecris Biotherapeutics, Inc. First Lien Term Loan,
                             6.03% - 6.18%, 11/13/14                                                              997       907,702
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 2.8%     Building Material Corp. of America First Lien Term Loan,
                             5.688%, 2/22/14                                                                      500       446,875
                             Masonite International Term Loan, 4.63% - 5.046%, 4/06/13                            500       473,350
                             Masonite International Term Loan B, 4.63% - 5.046%, 4/06/13                          500       474,156
                             Momentive Performance Materials, Inc. Term Loan B, 4.688%, 12/04/13                  987       926,913
                             Momentive Performance Materials, Inc. Term Loan B, 6.6212%, 12/04/13         EUR   1,000     1,390,445
                                                                                                                       ------------
                                                                                                                          3,711,739
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 6.1%             Cognis Deutschland Term Loan, 4.80%, 9/15/13                                       3,000     2,758,500
                             Huish Detergents, Inc. First Lien Term Loan, 4.45%, 4/15/14                        1,000       885,533
                             MacDermid, Inc. Term Loan B, 4.696%, 12/15/13                                      1,728     1,565,946
                             PQ Corp. First Lien Term Loan, 8.61%, 5/29/15                                      1,000       937,500
                             PQ Corp. Second Lien Term Loan, 11.86%, 5/29/16                                    1,000       880,000
                             Solutia, Inc. Term Loan, 8.50%, 2/28/14                                            1,000       971,000
                                                                                                                       ------------
                                                                                                                          7,998,479
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &        Alliance Laundry Systems LLC Term Loan, 5.22% - 5.29%, 1/27/12                       963       939,079
Supplies - 6.0%              Allied Waste North America, Inc. Term Loan, 3.93% - 4.57%, 1/15/12                   625       602,349
                             Allied Waste North America, Inc. Tranche A Credit Linked Deposit,
                             4.109%, 1/15/12                                                                      375       362,151
                             Aramark Corp. Letter of Credit, 5.025%, 1/30/14                                       60        56,046
                             Aramark Corp. Term Loan B, 4.571%, 1/30/14                                           940       882,204
                             Kion GmbH Term Loan B, 6.751%, 3/15/15                                               500       464,432
                             Kion GmbH Term Loan C, 7.251%, 3/15/16                                               500       464,659
                             Synagro Technologies, Inc. Term Loan B,
                             4.69% - 4.70%, 3/31/14                                                             1,000       860,000

BlackRock Defined Opportunity Credit Trust
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                  Par
Industry                     Floating Rate Loan Interests                                                       (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                             Waste Services, Inc. Term Loan E, 5.15%, 3/31/11                             $     1,345  $  1,328,029
                             West Corp. Term Loan, 4.756% - 5.295%, 10/31/13                                    2,000     1,849,286
                                                                                                                       ------------
                                                                                                                          7,808,235
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment     Alltel Corp. Term Loan B2, 5.55%, 5/16/15                                          1,496     1,386,931
- 3.2%                       Alltel Corp. Term Loan B3, 5.245%, 5/18/15                                         2,995     2,776,186
                                                                                                                       ------------
                                                                                                                          4,163,117
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals      Intergraph Corp. Term Loan, 4.646%, 5/15/14                                        1,500     1,441,875
- 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging       Crown Americas Term Loan B-1, 4.426%, 11/30/12                                       500       485,000
- 4.4%                       Graphic Packaging International Corp. Term Loan B,
                             5.44% - 5.67%, 5/16/14                                                             4,000     3,856,000
                             Smurfit Kappa Group Term Loan B1, 6.732%, 7/16/14                                    500       726,249
                             Smurfit Kappa Group Term Loan C1, 6.509%, 7/16/15                                    500       726,248
                                                                                                                       ------------
                                                                                                                          5,793,497
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer         Coinmach Laundry Corp. Term Loan B,
Services - 2.0%              5.70% - 7%, 11/15/14                                                               3,000     2,655,000
-----------------------------------------------------------------------------------------------------------------------------------
Diversified                  Eircom Group Plc Term Loan B, 6.606%,
Telecommunication            8/14/14                                                                      EUR     500       724,184
Services - 4.8%              Eircom Group Plc Term Loan C, 6.856%, 8/14/13                                        500       724,692
                             Integra Telecom, Inc. First Lien Term Loan, 6.894% - 7.335%, 8/31/13               1,997     1,882,638
                             PaeTec Communications Term Loan, 4.881%, 2/28/12                                     978       945,924
                             Time Warner Telecom Term Loan B, 4.39%, 2/23/14                                    2,042     1,943,606
                                                                                                                       ------------
                                                                                                                          6,221,044
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.6%    Mirant Corp. Term Loan B, 4.613%, 1/03/13                                            755       729,252
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &       Deutsch Connectors Term Loan B, 7.794%, 7/27/14                                       57        51,580
Instruments - 2.6%           Deutsch Connectors Term Loan B2, 7.396%, 7/27/14                                     877       786,018
                             Deutsch Connectors Term Loan C, 7.646%, 7/27/15                                      744       666,602
                             Deutsch Connectors Term Loan C, 7.646%, 7/27/15                                       23        20,390
                             Flextronics International Ltd. Delay Draw Term Loan,
                             4.963% - 7.213%, 10/01/14                                                            446       412,800
                             Flextronics International Ltd. Term Loan B2, 4.934% - 6.50%, 10/01/14              1,554     1,438,238
                                                                                                                       ------------
                                                                                                                          3,375,628
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &           Dresser, Inc. First Lien Term Loan, 4.881% - 5.219%, 5/15/14                       1,000       955,625
Services - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &      Bausch & Lomb, Inc. Delay Draw Term Loan, 5.946%, 4/26/15                            200       196,113
Supplies - 3.9%              Bausch & Lomb, Inc. Term Loan B, 5.946%, 4/26/15                                   1,598     1,564,981
                             Biomet, Inc. Term Loan B, 5.696%, 3/25/14                                          2,496     2,423,780
                             ReAble Therapeutics Finance LLC Term Loan, 5.696%, 5/14/14                           998       970,069
                                                                                                                       ------------
                                                                                                                          5,154,943
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &      Community Health Systems, Inc. Term Loan B, 4.631% - 4.899%, 6/18/14               3,768     3,551,780
Services - 5.1%              HealthSouth Corp. Term Loan B, 4.89% -
                             5.09%, 3/12/13                                                                     1,997     1,895,996
                             Surgical Care Affiliates Term Loan B, 4.946%,
                             12/26/14                                                                             499       431,413

BlackRock Defined Opportunity Credit Trust
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                  Par
Industry                     Floating Rate Loan Interests                                                       (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                             Symbion, Inc. Delay Draw Term Loan A,  5.631% - 6.149%, 8/01/14              $       481  $    422,880
                             Symbion, Inc. Term Loan B, 5.631% - 6.149%, 8/01/14                                  481       422,880
                                                                                                                       ------------
                                                                                                                          6,724,949
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Technology       Misys Hospital Systems, Inc. Term Loan B, 5.64% - 6.16%, 10/11/14                    498       470,138
- 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &        Harrah's Entertainment, Inc. Term Loan B2,
Leisure - 5.4%               5.906% - 5.92%, 1/29/15                                                            3,250     3,034,181
                             Las Vegas Sands LLC Delay Draw Term Loan, 4.17%, 5/23/14                              40        36,887
                             Las Vegas Sands LLC Term Loan B, 4.45%, 5/04/14                                      199       183,054
                             Penn National Gaming, Inc. Term Loan B, 4.13% - 4.66%, 10/03/12                    1,997     1,942,235
                             QCE LLC First Lien Term Loan, 4.93% - 5%, 5/05/13                                  1,000       852,292
                             Venetian Macau US Finance Co. LLC Delay Draw Term Loan, 4.95%, 4/11/13               362       348,848
                             Venetian Macau US Finance Co. LLC Term Loan Revolving Credit,
                             4.95%, 5/26/11                                                                       639       616,152
                                                                                                                       ------------
                                                                                                                          7,013,649
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 2.4%    Jarden Corp. Term Loan B3, 5.196% - 5.20%, 1/24/12                                 1,746     1,606,533
                             Yankee Candle Co., Inc. Term Loan B,
                             4.39% - 4.61%, 2/06/14                                                             1,606     1,464,162
                                                                                                                       ------------
                                                                                                                          3,070,695
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.3%    VJCS Acquisition Term Loan B, 4.788% - 5.23%,                                        500       447,500
                             4/30/14
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 7.9%           Amadeus Global Travel Distribution SA Term Loan B, 6.709%, 6/30/13           EUR     307       439,339
                             Amadeus Global Travel Distribution SA Term Loan B, 7.57%, 6/30/13            $     1,000       916,944
                             Amadeus Global Travel Distribution SA Term Loan B-4, 7.209%, 6/30/13         EUR     186       266,053
                             Amadeus Global Travel Distribution SA Term Loan C, 7.82%, 6/30/13            $     1,000       917,778
                             Amadeus Global Travel Distribution SA Term Loan C, 7.209%, 6/30/14           EUR     307       439,425
                             Amadeus Global Travel Distribution SA Term Loan C-4, 7.209%, 6/30/14                 186       266,053
                             Ceridian Corp. Term Loan, 5.59%, 11/07/14                                    $     2,000     1,750,000
                             First Data Corp. Term Loan B2, 5.143% -
                             5.446%, 9/24/14                                                                    2,745     2,545,353
                             First Data Corp. Term Loan B3, 7.58%, 9/24/14                                      1,000       927,625
                             SunGard Data Systems, Inc. Term Loan B, 4.508%, 2/11/13                            1,997     1,880,804
                                                                                                                       ------------
                                                                                                                         10,349,374
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power            NRG Energy, Inc. Letter of Credit, 4.196%, 2/01/13                                   328       314,846
Producers & Energy           NRG Energy, Inc. Term Loan B, 4.196%, 4/11/12                                      2,090     2,005,786
Traders - 5.5%               TXU Corp. Term Loan B-1, 6.234% - 6.49%, 10/10/14                                    500       468,750
                             TXU Corp. Term Loan B-3, 6.234% - 6.478%, 10/10/14                                 4,738     4,452,625
                                                                                                                       ------------
                                                                                                                          7,242,007
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates     Sequa Corp. Term Loan B, 5.64% - 5.95%, 11/21/14                                   1,995     1,896,497
- 1.5%
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Defined Opportunity Credit Trust
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                  Par
Industry                     Floating Rate Loan Interests                                                       (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.7%             Alliant Insurance Services Term Loan B, 5.696%, 10/23/14                     $       998  $    925,175
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 2.9%             Lincoln Industrials Delay Draw Term Loan, 5.40% - 6.50%, 7/11/14                     271       254,441
                             Lincoln Industrials First Lien Term Loan,
                             5.25% - 5.40%, 7/11/14                                                               722       721,818
                             Navistar International Transportation Corp. Revolving Credit,
                             6.149% - 6.292%, 6/30/12                                                             533       500,889
                             Navistar International Transportation Corp. Term Loan,
                             6.149% - 6.292%, 6/30/12                                                           1,467     1,377,445
                             OshKosh Truck Corp. Term Loan B, 4.76%,
                             11/30/13                                                                           1,000       954,583
                                                                                                                       ------------
                                                                                                                          3,809,176
-----------------------------------------------------------------------------------------------------------------------------------
Media - 30.7%                Alix Partners Term Loan B, 4.71%, 10/30/13                                           500       482,500
                             Bresnan Telecommunications Term Loan B, 4.88% - 5.05%, 9/29/13                       500       476,250
                             Bresnan Telecommunications Term Loan B2, 5.02%, 9/17/11                            1,000       952,500
                             Cablevision Systems Corp. Term Loan, 4.34%, 3/28/13                                2,996     2,842,287
                             Casema NV (Essent Kablecom) Term Loan B, 6.874%, 9/30/14                     EUR     171       255,624
                             Casema NV (Essent Kablecom) Term Loan B, 6.874%, 11/02/14                            329       492,105
                             Casema NV (Essent Kablecom) Term Loan C, 7.374%, 11/02/15                            500       748,107
                             Catalina Marketing Group Term Loan, 5.696%, 10/01/14                         $     2,496     2,358,947
                             Cequel Communications LLC Term Loan B, 4.685% - 6%, 11/05/13                       2,495     2,320,939
                             Clarke American Corp. Term Loan B,
                             5.196% - 5.198%, 3/12/13                                                           2,496     2,083,105
                             DirecTV Holdings LLC Term Loan C, 5.25%, 4/13/13                                   1,000       991,563
                             Discovery Communications Term Loan B, 4.696%, 5/15/13                              1,496     1,451,718
                             Education Media and Publishing Term Loan B, 6.901%, 11/14/14                       2,000     1,830,000
                             Formula One Group Term Loan B, 7.093%,
                             12/31/13                                                                             571       534,286
                             Formula One Group Term Loan B, 7.093%,
                             1/05/14                                                                              429       400,714
                             Gray Communications Systems, Inc. Term Loan B, 4.19%, 9/18/14                      1,998     1,791,923
                             HIT Entertainment Ltd. First Lien Term Loan, 4.79%, 8/31/12                        1,751     1,584,461
                             Hargray Communications Group First Lien Term Loan, 4.946%, 6/18/14                   500       456,250
                             Idearc, Inc. Term Loan B, 4.39% - 4.70%, 11/15/14                                    746       619,916
                             Insight Midwest Holdings LLC Delay Draw Term Loan, 4.69%, 4/03/14                  1,000       954,643
                             Insight Midwest Holdings LLC Term Loan B, 4.69%, 4/06/14                           1,000       954,643
                             Local TV LLC Term Loan, 4.70% - 4.87%, 5/15/13                                     1,997     1,737,814

BlackRock Defined Opportunity Credit Trust
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                  Par
Industry                     Floating Rate Loan Interests                                                       (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                             Mediacom Broadband Group Term Loan D, 4.16% - 4.56%, 1/31/15                 $       250  $    228,839
                             Mediacom Communications Term Loan D, 4.20%, 1/31/15                                  886       811,209
                             Mediacom LLC Term Loan C, 4.14% - 4.38%, 1/31/15                                   1,496     1,360,929
                             NTL Cable Plc Term Loan, 7.657%, 11/19/37                                    GBP     444       814,933
                             New Vision Television Term Loan B, 6.08%, 10/21/13                           $     1,990     1,776,084
                             Nielsen Finance LLC Term Loan B, 4.734%, 8/15/13                                   3,494     3,280,312
                             ProSiebenSat 1 Media AG Term Loan B, 6.77%, 6/28/15                          EUR   1,500     1,619,675
                             ProSiebenSat.1 Media AG Term Loan B, 7.02%, 6/30/16                                1,500     1,619,675
                             United Pan Europe Communications Term Loan N, 4.553%, 12/31/14               $     2,500     2,343,750
                                                                                                                       ------------
                                                                                                                         40,175,701
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.5%      Neiman Marcus Group, Inc. Term Loan, 4.758%, 4/06/13                               2,000     1,911,000
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable        Petroleum Geo-Services ASA Term Loan B, 4.45%, 6/30/15                             1,458     1,408,912
Fuels - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products      Boise Cascade Holdings LLC Second Lien Term Loan, 7.50%, 2/05/15                   1,000     1,000,893
- 4.8%                       Georgia-Pacific Corp. First Lien Term Loan B, 4.399% - 6.58%, 2/14/13              3,008     2,843,486
                             NewPage Corp. Tem Loan B, 6.313%, 12/07/14                                         2,495     2,485,332
                                                                                                                       ------------
                                                                                                                          6,329,711
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.5%     American Safety Razor Co. Second Lien Term Loan, 9.033%, 1/25/14                     750       697,500
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.5%       Warner Chilcott Term Loan B, 4.761% - 4.884%, 1/18/12                              1,428     1,378,675
                             Warner Chilcott Term Loan C, 4.696% - 4.884%, 1/30/13                                570       550,105
                                                                                                                       ------------
                                                                                                                          1,928,780
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &     Capital Automotive REIT Term Loan B, 4.58%, 12/16/10                               1,000       965,357
Development - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 3.7%      ADESA, Inc. Term Loan B, 4.95%, 10/30/13                                           1,996     1,850,007
                             General Nutrition Term Loan, 4.69% - 4.70%, 3/16/12                                  997       916,020
                             Michaels Stores, Inc. Term Loan B, 4.875% - 6.50%, 10/31/13                          997       866,800
                             Sally Beauty Co., Inc. Term Loan B, 4.90% - 5.14%, 11/16/13                        1,247     1,188,001
                                                                                                                       ------------
                                                                                                                          4,820,828
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel &          Hanesbrands, Inc. First Lien Term Loan, 4.133% - 4.657%, 10/15/13                    500       485,903
Luxury Goods - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Wireless                     Centennial Cellular Operating Co. Term Loan, 4.381% - 4.696%, 2/09/11              2,000     1,951,500
Telecommunication            MetroPCS, Inc. Term Loan B, 5% - 5.125%, 11/15/13                                  2,050     1,956,149
Services - 3.7%              NTELOS Inc. Term Loan B, 4.64% - 5.27%, 8/14/11                                    1,000       976,563
                                                                                                                       ------------
                                                                                                                          4,884,212
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Floating Rate Loan Interests
                             (Cost - $162,013,510) - 126.8%                                                             165,875,768
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Defined Opportunity Credit Trust
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                  Par
                             Short-Term Securities                                                              (000)     Value
-----------------------------------------------------------------------------------------------------------------------------------
                             Federal Home Loan Bank, 2.29%, 6/11/08                                       $     2,000  $  1,998,935
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Beneficial
                                                                                                             Interest
                                                                                                                (000)
-----------------------------------------------------------------------------------------------------------------------------------
                             BlackRock Liquidity Series,
                             LLC Cash Sweep Series, 2.63% (a)(b)                                                2,209     2,208,699
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Short-Term Securities
                             (Cost - $4,207,634) - 3.2%                                                                   4,207,634
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Investments
                             (Cost - $166,221,144*)  - 130.0%                                                           170,083,402

                             Liabilities in Excess of Other Assets - (30.0%)                                            (39,264,009)
                                                                                                                       ------------
                             Net Assets - 100.0%                                                                       $130,819,393
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2008 as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 166,221,144
                                                                  =============
      Gross unrealized appreciation                               $   4,522,217
      Gross unrealized depreciation                                    (659,959)
                                                                  -------------
      Net unrealized appreciation                                 $   3,862,258
                                                                  =============

(a) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                       Net Activity     Interest
      Affiliate                                            (000)         Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
         Cash Sweep Series                               $ 2,209       $ 187,473
      --------------------------------------------------------------------------

(b)   Represents the current yield as of report date.
o     Forward foreign currency contracts as of May 31, 2008 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
      Foreign Currency     Foreign Currency      Settlement        Appreciation
      Purchased                  Sold               Date          (Depreciation)
      --------------------------------------------------------------------------
      $5,582,923            EUR  3,556,500        7/23/08            $ 64,638
      $824,319              GBP    422,500        7/23/08              (9,068)
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign Currency
      Contracts - Net                                                $ 55,570
                                                                     ========

o     Swaps outstanding as of May 31, 2008 were as follows:

      --------------------------------------------------------------------------
                                                         Notional
                                                          Amount    Unrealized
                                                          (000)    Appreciation
      --------------------------------------------------------------------------
      Sold credit default protection LCDX.NA.9.v1 and receive 2.25%

      Broker, Goldman Sachs & Co.
      Expires December 2012                            $    4,640   $ 213,115

      Sold credit default protection on LCDX Index
      Series 9.V1 and receive 2.25%

      Broker, Goldman Sachs & Co.
      Expires December 2012                            $    4,565     288,115

BlackRock Defined Opportunity Credit Trust
Schedule of Investments May 31, 2008 (Unaudited)

      --------------------------------------------------------------------------
                                                         Notional   Unrealized
                                                          Amount   Appreciation
                                                          (000)   (Depreciation)
      --------------------------------------------------------------------------
      Sold credit default protection LCDX Index and receive 5.25%

      Broker, UBS Securities
      Expires June 2013                                EUR  5,000   $ (10,836)

      Sold credit default protection on LCDX.NA Index and pay 3.25%

      Broker, UBS Securities
      Expires June 2013                                $    5,750        (738)
      --------------------------------------------------------------------------
      Total                                                         $ 489,656
                                                                    =========

o     Currency Abbreviations:
      EUR         Euro
      GBP         British Pound

o For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

o Effective March 1, 2008, the Trust adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      o Level 1 - price quotations in active markets/exchanges for identical securities
      o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
      o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of May 31, 2008 in determining the fair valuation of the Trust's investments:

--------------------------------------------------------------------------------
Valuation              Investments in                       Other Financial
Inputs                  Securities                            Instruments*
--------------------------------------------------------------------------------
Level 1                          --                             $ 55,570
Level 2               $ 170,083,402                              489,656
Level 3                          --                                   --
--------------------------------------------------------------------------------
Total                 $ 170,083,402                            $ 545,226
================================================================================

* Other financial instruments are swaps and forward foreign exchange contracts.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Defined Opportunity Credit Trust


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Defined Opportunity Credit Trust

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Defined Opportunity Credit Trust

Date: July 18, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Defined Opportunity Credit Trust

Date: July 18, 2008